Terminal Credit Facility - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Minimum [Member]
Basis spread on credit facility interest rate	2.50%
Terminal Credit Facility [Member]
Line of credit facility interest rate description	U.S. LIBOR plus 250 to 300 basis points per annum
Line of credit facility description of payment terms	quarterly
Terminal Credit Facility [Member] | Maximum [Member]
Basis spread on credit facility interest rate	3.00%
Terminal Credit Facility [Member] | ING Capital LLC And SG America Securities [Member] | Ethylene Marine Export Terminal [Member]
Date of commencement of the terminal credit facility	Mar. 29, 2019
Terminal credit facility maximum borrowing capacity	$ 75.0
Terminal credit facility outstanding	0.0
Line of credit facility current borrowing capacity	$ 36.0
Terminal Credit Facility [Member] | ING Capital LLC And SG America Securities [Member] | Ethylene Marine Export Terminal [Member] | Maturity Of Debt Time Two [Member]
Expiration date of line of credit facility	Dec. 31, 2025
Terminal Credit Facility [Member] | ING Capital LLC And SG America Securities [Member] | Ethylene Marine Export Terminal [Member] | Maturity Of Debt Time One [Member]
Expiration period of line of credit facility	5 years